Convertible notes payable (Tables)	12 Months Ended
Dec. 31, 2025
Convertible notes payable
Schedule of convertible notes payable
	As of December 31,
	2024	2025
	RMB’000	RMB’000

Liability component on initial recognition	10,011	12,922
Issuance of convertible notes	9,253	7,171
Interest accrued	839	1,164
Conversion to ADS	(7,499)	(15,972)
Exchange difference	318	108
Total	12,922	5,393